NOTES PAYABLE (Details Narrative) - USD ($)													3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended		24 Months Ended
	Jul. 10, 2025	Jul. 07, 2025	Jun. 18, 2025	Jun. 06, 2025	May 30, 2025	May 10, 2025	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Dec. 29, 2023	Oct. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 29, 2025	Jun. 30, 2025	Feb. 28, 2025	Feb. 09, 2023
Short-Term Debt [Line Items]
Bear interest, percentage							2.00%										7.00%	2.00%	7.00%
Interest rate percentage															10.00%			10.50%	15.50%
Incurred direct costs and closing fees															$ 3,523,380			$ 3,523,380
Debt closing costs							$ 176,169							$ 132,127		$ 132,127	$ 176,169	176,169	$ 176,169
Note payable gross							112,580,000										112,580,000	112,580,000	112,580,000
Unamortized debt costs							2,275,516						$ 2,143,389		2,143,389		2,451,685	2,275,516	2,451,685
Unpaid accrued interest							8,550,804						17,514,986		17,514,986		1,114,496	8,550,804	1,114,496
Notes Payable, Current							110,304,484						115,439,517		115,439,517		15,625,795	110,304,484	15,625,795
Fair Value Adjustment of Warrants													(422,000)		(206,588,000)
Convertible Notes Payable																						$ 100,000,000
Unrealized Gain (Loss) on Derivatives													(97,443)		(16,156,071)
Notes Payable													5,253,117		5,253,117
Interest Payable, Current							19,362,859						43,607,033		43,607,033		1,223,116	19,362,859	1,223,116
Interest Costs Capitalized															76,030,524	59,982,880		67,066,342	53,067,395
Debt Instrument, Increase, Accrued Interest															23,719,747			$ 10,812,055	1,223,116
XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Interest rate percentage																		10.00%
Interest and Debt Expense																	26,541	$ 156,249
Assumption of interest payable																	295,866
Debt Instrument, Interest Rate, Stated Percentage																							10.00%
Proceeds from Convertible Debt																	152,383	2,943,599
Convertible Notes Payable							$ 5,948,000											5,948,000
Stock Issued During Period, Shares, Conversion of Convertible Securities							625,000	2,725,000	2,500,000	5,000,000
Interest Payable, Current							$ 501,402										$ 331,259	$ 501,402	$ 331,259
Accrues interest converted percentage												8.00%
Conversion of Stock, Amount Converted												$ 10
XCF Global Capital Inc [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities																	2,329,743	12,670,034
Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Acquisitions and issuance on liabilities fair value disclosure													11,072,646		233,924,278
Change in fair value on liabilities fair value													575,714		(210,309,266)
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Acquisitions and issuance on liabilities fair value disclosure				$ 6,480,632											6,480,632
Change in fair value on liabilities fair value				$ 195,837									195,837		(4,680,143)
Note payable due to liabilities fair value													1,800,489		1,800,489						$ 4,680,143
XCF and Helena [Member]
Short-Term Debt [Line Items]
Proceeds from Other Debt	$ 2,249,381
Unrealized Gain (Loss) on Derivatives													97,443		16,156,071
Gain (Loss) from Litigation Settlement	$ 1,316,827
Derivative Asset													$ 0		$ 0
Helena [Member]
Short-Term Debt [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			783,501
Proceeds from Issuance or Sale of Equity			$ 2,400,000
Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage													8.00%		8.00%
Minimum [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	8.00%		8.00%
Maximum [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	12.00%		12.00%
Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Notes Payable, Current																						$ 2,016,135
Assumption of interest payable															$ 721,930
Promissory Note Agreements [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Notes Payable, Current							$ 1,374,417										$ 1,439,095	$ 1,374,417	$ 1,439,095
Assumption of interest payable																	$ 295,866
Cohen And Company Securities LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount													$ 5,253,117		5,253,117
Debt Conversion, Converted Instrument, Amount		$ 5,500,000
Debt Conversion, Converted Instrument, Rate		10.00%
Amortization		$ 343,750
Interest Payable, Current													$ 129,589		129,589
Fair Value of Assets Acquired															$ 456,894
Cohen And Company Securities LLC [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure		$ 4,796,223
GNCU Loan [Member]
Short-Term Debt [Line Items]
Bear interest, percentage							7.00%						2.00%		2.00%			7.00%
Interest rate percentage															10.50%			15.50%
Interest and Debt Expense													$ 2,922,389	$ 3,200,712	$ 8,643,642	$ 9,530,210
Several Promissory Note Agreements [Member]
Short-Term Debt [Line Items]
Interest and Debt Expense													65,632		262,224
Fair Value Adjustment of Warrants													1,718		51,718
Notes Payable, Fair Value Disclosure													$ 641,718		$ 641,718
Several Promissory Note Agreements [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage													12.00%		12.00%
Narrow Road Capital Ltd [Member]
Short-Term Debt [Line Items]
Interest and Debt Expense													$ 84,183		$ 140,000
Fair Value Adjustment of Warrants													1,732		23,732
Notes Payable, Fair Value Disclosure													816,732		816,732
Debt Instrument, Face Amount						$ 700,000
Proceeds from Convertible Debt						$ 140,000
Debt Conversion, Description						(i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 280,000, shares of Legacy XCF common stock equivalent to 192,141 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations.
Gregory Segars Cribb [Member]
Short-Term Debt [Line Items]
Interest and Debt Expense													31,724		50,000
Fair Value Adjustment of Warrants													690		6,690
Notes Payable, Fair Value Disclosure													$ 291,690		291,690
Debt Instrument, Face Amount						$ 250,000
Proceeds from Convertible Debt						$ 50,000
Debt Conversion, Description						(i) September 30, 2025 or (ii) an event of default (as specified in the promissory note). In connection with the issuance of the promissory note, the holder had the right, but not the obligation, to elect to receive up to 100,000 shares of Legacy XCF common stock equivalent to 68,622 Class A common stock of New XCF if elected after the Business Combination. On each issuance date, the note and corresponding common stock shares were recognized at their issuance date fair values and any difference, as compared to the cash proceeds received were recorded as a loss from issuance of debt in the unaudited condensed consolidated statements of operations.
New XCFXC FR and all Soule [Member]
Short-Term Debt [Line Items]
Notes Payable																					$ 2,400,000
Debt discount															$ 400,000
New XCFXC FR and all Soule [Member] | Helena [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					$ 2,000,000
Convertible Notes Payable					$ 400,000
Debt Instrument, Description					(i) the date that is three months from Helena’s disbursement of the loan, (ii) an event of default (as specified in the Helena Note), if such note is then declared due and payable in writing by the holder or if a bankruptcy event occurs (in which case no written notice from the holder is required) or (iii) in connection with future debt or equity issuances by New XCF or its subsidiaries. In connection with the issuance of the Helena Note, Soule has agreed to transfer 2,840,000 shares of Legacy XCF common stock held by him to Helena, representing the expected number of shares of Legacy XCF common stock that will be equal to 1,948,862 shares of New XCF Class A common stock as of the closing of the Business Combination (the “Advanced Shares”). Upon Helena’s receipt of an aggregate of $2,400,000 in (i) payments from New XCF and (ii) aggregate net proceeds from the sale of Advanced Shares, New XCF’s payment obligations for principal and interest under the Helena Note will have been satisfied and Helena is obligated to return any remaining Advanced Shares to Soule. If Helena shall have sold all of the Advanced Shares and not yet received at least $2,400,000 in net proceeds from the sale thereof and in other payments from New XCF, New XCF shall remain responsible for payment of any shortfall, which shall be payable as otherwise required under the terms of the Helena Note.
Stock Issued During Period, Shares, Conversion of Convertible Securities					2,840,000
Convertible Promissory Note [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount												$ 23,000,000
Debt Instrument, Maturity Date												Oct. 31, 2024
Southeast Renewables Convertible Note [Member] | XCF Global Capital Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount											$ 23,000,000
Interest Payable, Current											297,425
Debt Instrument, Increase, Accrued Interest																				$ 297,425
Southeast Renewables Convertible Note [Member] | XCF Global Capital Inc [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Instrument, Increase, Accrued Interest											$ 2,329,743